International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2011
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income
(Parent Company Only)

Years ended December 31, 2011, 2010 and 2009
(Dollars in Thousands)

	2011	2010	2009
Income:
Dividends from subsidiaries	$54,800	$51,720	$45,122
Interest income on notes receivable	19	5	6
Interest income on other investments	7,517	10,090	8,191
Other interest income	69	546	914
Other	41	(742)	7,225

Total income	62,446	61,619	61,458
Expenses:
Interest expense (Debentures)	11,073	12,201	12,535
Other	6,543	3,408	1,751

Total expenses	17,616	15,609	14,286

Income before federal income taxes and equity in undistributed net income of subsidiaries	44,830	46,010	47,172
Income tax (benefit) provision	(3,513)	(2,090)	743

Income before equity in undistributed net income of subsidiaries	48,343	48,100	46,429
Equity in undistributed net income of subsidiaries	78,806	81,923	96,313

Net income	127,149	130,023	142,742

Preferred stock dividends and discount accretion	13,280	13,126	12,984

Net income available to common shareholders	$113,869	$116,897	$129,758